Hod Maden and Other Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [line items]
Summary of Investments Accounted For Using Equity Method

In $000s	As at December 31, 2021	As at December 31, 2020

Hod Maden interest	$63,313	$96,666

Entrée Resources Ltd.	21,276	16,240

	$84,589	$112,906

Hod Maden
Disclosure of associates [line items]
Summary of Changes in Carrying Amount of Associate
The following table summarizes the changes in the carrying amount of the Company’s Hod Maden interest:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Beginning of Year	$96,666	$116,585

Company’s share of net loss of associate	(253)	(360)

Capital investment	672	3,579

Currency translation adjustments	(33,772)	(23,138)

End of Year	$63,313	$96,666

Summarized Financial Information of Associate
Summarized financial information for the Company’s investment in this associate, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Administration expenses	$(994)	$(1,387)

Other income	151	187

Total net loss	$(843)	$(1,200)

Company’s share of net loss of associate	$(253)	$(360)

In $000s	As at December 31, 2021	As at December 31, 2020

Current Assets	$181	$765

Non-current Assets	207,032	318,710

Total Assets	$207,213	$319,475

Current Liabilities	366	518

Non-current Liabilities	-	-

Total Liabilities	$366	$518

Net Assets	$206,847	$318,957

Company’s share of net assets of associate	$62,054	$95,687

Adjustments for differences in accounting policies and other	1,259	979

Carrying amount of investment in associate	$63,313	$96,666

Entree Resources Ltd
Disclosure of associates [line items]
Summary of Changes in Carrying Amount of Associate
The following table summarizes the changes in the carrying amount of the Company’s Entrée interest:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020 1

Beginning of Year	$16,240	$-

Acquisition of investment in associate	-	16,339

Additions	6,220	-

Company’s share of net loss of associate	(690)	(99)

Currency translation adjustments	(494)	-

End of Year	$21,276	$16,240

1	Information is for the reconstructed period November 20, 2020 to December 31, 2020.

Summarized Financial Information of Associate	Summarized financial information for the Company’s investment in this associate, on
a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020 1

Administration expenses	$(2,632)	$(123)

Other (expense) income	(154)	(333)

Total net loss	$(2,786)	$(456)

Company’s share of net loss of associate	$(690)	$(99)

1	Information is for the reconstructed period November 20, 2020 to December 31, 2020.

In $000s	As at December 31, 2021	As at December 31, 2020

Current Assets	$6,922	$7,651

Non-current Assets	167,304	152,133

Total Assets	$174,226	$159,784

Current Liabilities	199	184

Non-current Liabilities	92,295	84,831

Total Liabilities	$92,494	$85,015

Net Assets	$81,732	$74,769

Company’s share of net assets of associate	$21,276	$16,240